Income Taxes - Schedule Of Effective Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at U.S. statutory rate					$ 12,196	$ 23
State taxes, net of federal benefit					4,176	0
Non-deductible expenses					(2,116)	0
Change in valuation allowance					(5,994)	(75)
Other					56	52
Provision for income taxes	$ 8,454	$ 2,403	$ 13,036	$ 2,403	$ 8,318	$ 0